Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Credit Loss [Abstract]
Recoveries (Losses) From Freestanding Credit Enhacements	$ 84	$ (185)	$ 244	$ 218